Schedule of Investments
March 31, 2026
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.85%(a)
	% of Net Assets 03/31/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/26	Value 03/31/26
Alternative Funds–0.14%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	$2,747,267	$69,578	$—	$(90,528)	$—	$69,599	271,816	$2,726,317
Invesco Global Real Estate Income Fund, Class R6	—	38,858,999	—	(42,219,159)	(2,113,243)	5,473,403	—	—	—
Total Alternative Funds		41,606,266	69,578	(42,219,159)	(2,203,771)	5,473,403	69,599		2,726,317
Domestic Equity Funds–42.46%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.52%	126,737,758	—	(108,855,651)	(21,287,082)	32,432,498	—	813,096	29,027,523
Invesco Main Street Small Cap Fund, Class R6	3.90%	123,453,598	—	(51,471,762)	(15,694,762)	18,330,357	—	3,340,082	74,617,431
Invesco NASDAQ 100 ETF	8.77%	250,110,059	—	(69,627,254)	(30,868,580)	18,079,199	231,258	705,721	167,693,424
Invesco Russell 1000® Dynamic Multifactor ETF	11.81%	275,625,878	—	(46,612,143)	(12,067,118)	9,005,625	548,757	3,758,354	225,952,242
Invesco S&P 500 Revenue ETF(b)	14.96%	226,695,917	62,679,310	(1,434,068)	(1,678,004)	(36,019)	1,061,962	2,490,881	286,227,136
Invesco Value Opportunities Fund, Class R6	1.50%	102,932,769	—	(83,943,216)	(14,934,298)	24,734,941	—	1,132,580	28,790,196
Total Domestic Equity Funds		1,105,555,979	62,679,310	(361,944,094)	(96,529,844)	102,546,601	1,841,977		812,307,952
Fixed Income Funds–20.35%
Invesco Core Bond Fund, Class R6	5.38%	182,765,862	1,589,480	(80,723,313)	(2,734,041)	1,984,784	1,589,478	18,241,626	102,882,772
Invesco Core Plus Bond Fund, Class R6	2.90%	98,411,604	903,110	(43,460,903)	9,657,917	(10,011,694)	903,110	6,019,527	55,500,034
Invesco Emerging Markets Sovereign Debt ETF(b)	1.00%	6,944,326	13,064,913	—	(941,876)	—	222,455	912,314	19,067,363
Invesco Equal Weight 0-30 Year Treasury ETF	4.19%	—	82,360,971	—	(2,263,953)	—	428,961	2,936,140	80,097,018
Invesco Floating Rate ESG Fund, Class R6	1.25%	18,564,935	5,815,586	—	(484,879)	—	402,031	3,792,959	23,895,642
Invesco High Yield Fund, Class R6	1.74%	28,205,925	5,841,114	—	(742,737)	—	519,023	9,542,780	33,304,302
Invesco Short Term Treasury ETF	2.39%	—	47,350,229	(1,432,929)	(104,168)	(949)	273,080	434,033	45,812,183
Invesco Variable Rate Investment Grade ETF	1.50%	29,368,783	—	(550,023)	(72,886)	(437)	334,794	1,148,210	28,745,437
Total Fixed Income Funds		364,261,435	156,925,403	(126,167,168)	2,313,377	(8,028,296)	4,672,932		389,304,751
International and Global Equity Funds–36.30%
Invesco Developing Markets Fund, Class R6	4.82%	45,909,501	52,265,781	(4,374,218)	(447,753)	(1,207,709)	—	2,631,228	92,145,602
Invesco Global Fund, Class R6	11.50%	158,865,737	81,245,833	—	(19,983,034)	—	—	2,712,947	220,128,536
Invesco International Developed Dynamic Multifactor ETF(b)	6.77%	61,629,790	69,885,105	(1,767,053)	(340,491)	63,687	1,214,834	4,092,005	129,471,038
Invesco International Growth Fund, Class R6	0.00%	28,238,045	—	(28,428,070)	7,152,854	(6,962,813)	—	1	16
Invesco International Small-Mid Company Fund, Class R6	6.84%	83,424,823	54,344,361	—	(6,858,876)	—	—	3,870,795	130,910,308
Invesco RAFI Developed Markets ex-U.S. ETF(b)	6.37%	71,143,198	51,888,977	(3,494,678)	1,173,063	1,086,835	852,634	1,742,452	121,797,395
Total International and Global Equity Funds		449,211,094	309,630,057	(38,064,019)	(19,304,237)	(7,020,000)	2,067,468		694,452,895
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)	0.21%	3,530,628	15,671,089	(15,195,672)	—	—	24,288	4,006,047	4,006,045
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.39%	6,556,766	29,103,452	(28,220,534)	—	—	44,745	7,439,684	7,439,684
Total Money Market Funds		10,087,394	44,774,541	(43,416,206)	—	—	69,033		11,445,729
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,625,334,052)	99.85%	1,970,722,168	574,078,889	(611,810,646)	(115,724,475)	92,971,708	8,721,009		1,910,237,644

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.62%
Invesco Private Government Fund, 3.63%(c)(d)	0.17%	16,833,203	39,377,076	(52,892,446)	—	—	27,999 (e)	3,317,833	3,317,833
Invesco Private Prime Fund, 3.80%(c)(d)	0.45%	44,031,288	86,242,178	(121,676,219)	—	(2,001)	72,413 (e)	8,594,387	8,595,246
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,913,079)	0.62%	60,864,491	125,619,254	(174,568,665)	—	(2,001)	100,412		11,913,079
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,637,247,131)	100.47%	$2,031,586,659	$699,698,143	$(786,379,311)	$(115,724,475)	$92,969,707	$8,821,421		$1,922,150,723
OTHER ASSETS LESS LIABILITIES	(0.47)%								(8,953,492)
NET ASSETS	100.00%								$1,913,197,231
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	61	June-2026	$20,040,787	$(350,442)	$(350,442)
MSCI Emerging Markets Index	56	June-2026	4,072,880	(104,248)	(104,248)
Nikkei 225 Index	6	June-2026	1,934,155	(61,627)	(61,627)
S&P/TSX 60 Index	4	June-2026	1,097,146	9,115	9,115
SPI 200 Index	6	June-2026	881,032	(15,329)	(15,329)
STOXX Europe 600 Index	137	June-2026	4,573,983	(117,223)	(117,223)
Subtotal—Long Futures Contracts				(639,754)	(639,754)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	516	June-2026	(57,300,188)	1,168,201	1,168,201
Total Futures Contracts				$528,447	$528,447

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2026	BNP Paribas S.A.	KRW	24,884,550,000	USD	16,891,515	$313,420
06/17/2026	BNP Paribas S.A.	PHP	123,810,000	USD	2,074,321	40,915
06/17/2026	Deutsche Bank AG	MXN	147,135,000	USD	8,216,023	57,173
06/02/2026	Goldman Sachs International	USD	5,787,625	BRL	30,865,000	92,991
06/17/2026	Goldman Sachs International	USD	7,786,898	COP	29,788,000,000	189,700
06/17/2026	Goldman Sachs International	ZAR	64,665,000	USD	3,834,499	34,890
06/17/2026	J.P. Morgan Chase Bank, N.A.	ILS	1,300,000	USD	419,853	5,460
06/17/2026	J.P. Morgan Chase Bank, N.A.	SEK	96,730,000	USD	10,542,188	285,030
06/17/2026	Merrill Lynch International	CLP	4,770,300,000	USD	5,175,770	22,227
06/17/2026	Morgan Stanley and Co. International PLC	CZK	154,755,000	USD	7,337,417	43,153
06/17/2026	Standard Chartered Bank PLC	THB	107,330,000	USD	3,367,216	92,713
06/17/2026	UBS AG	NZD	11,925,000	USD	7,077,332	206,317
Subtotal—Appreciation						1,383,989
Currency Risk
06/18/2026	Barclays Bank PLC	USD	3,154,350	MYR	12,460,000	(69,948)
06/17/2026	BNP Paribas S.A.	USD	1,328,808	CHF	1,025,000	(36,231)
06/17/2026	BNP Paribas S.A.	USD	2,347,887	GBP	1,756,000	(24,168)
06/17/2026	BNP Paribas S.A.	USD	9,585,324	SGD	12,175,000	(65,345)
06/17/2026	Deutsche Bank AG	USD	9,211,203	INR	859,175,000	(150,429)
06/17/2026	Goldman Sachs International	HUF	6,610,000	USD	19,242	(532)
06/17/2026	Goldman Sachs International	USD	82,929	PLN	306,000	(520)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	Goldman Sachs International	USD	2,302,850	TWD	73,530,000	$(14,797)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	4,437,778	AUD	6,330,000	(75,243)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	27,982,561	CAD	37,805,000	(715,736)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	52,941	DKK	340,000	(144)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	29,070,916	EUR	25,011,000	(61,488)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	3,870,024	HKD	30,125,000	(12,849)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	5,787,411	JPY	909,540,000	(19,827)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	8,078,146	NOK	77,970,000	(30,316)
06/17/2026	Merrill Lynch International	CNY	32,025,000	USD	4,659,537	(1,492)
06/17/2026	Merrill Lynch International	USD	2,684,417	IDR	45,667,300,000	(158)
06/02/2026	UBS AG	BRL	19,025,000	USD	3,578,066	(46,711)
Subtotal—Depreciation						(1,325,934)
Total Forward Foreign Currency Contracts						$58,055

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America Investment Grade Index, Series 45, Version 1	Buy	(1.00)%	Quarterly	12/20/2030	0.586%	USD	193,280,000	$(3,927,597)	$(3,418,930)	$508,667
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Sell	5.00	Quarterly	12/20/2030	3.641	USD	5,296,500	364,767	279,189	(85,578)
Total Centrally Cleared Credit Default Swap Agreements								$(3,562,830)	$(3,139,741)	$423,089

(a)
Implied credit spreads represent the current level, as of March 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,898,791,915	$—	$—	$1,898,791,915
Money Market Funds	11,445,729	11,913,079	—	23,358,808
Total Investments in Securities	1,910,237,644	11,913,079	—	1,922,150,723
Other Investments - Assets*
Futures Contracts	1,177,316	—	—	1,177,316
Forward Foreign Currency Contracts	—	1,383,989	—	1,383,989
Swap Agreements	—	508,667	—	508,667
	1,177,316	1,892,656	—	3,069,972
Other Investments - Liabilities*
Futures Contracts	(648,869)	—	—	(648,869)
Forward Foreign Currency Contracts	—	(1,325,934)	—	(1,325,934)
Swap Agreements	—	(85,578)	—	(85,578)
	(648,869)	(1,411,512)	—	(2,060,381)
Total Other Investments	528,447	481,144	—	1,009,591
Total Investments	$1,910,766,091	$12,394,223	$—	$1,923,160,314

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund